Sale of Common Stock and Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Sale of Common Stock and Initial Public Offering

Note 7 – Sale of Common Stock and Initial Public Offering

On March 18, 2015, the Company sold 1,642,000 shares of common stock at $19.50 in its initial public offering. The underwriters had an option to purchase an additional 255,000 shares, which they exercised on March 27, 2015. In total, the Company sold 1,897,000 shares and raised approximately $33.8 million, net of offering expenses. The Company’s stock is now traded on the Nasdaq Global Select Market under the symbol “NCOM.”

In February 2015, the Company’s stockholders approved a proposal to increase the Company’s total number of authorized common shares from 12,500,000 to 30,000,000.

(13)	Shareholders’ Equity

In connection with the Company’s formation and initial offering, 247,500 warrants for shares were issued to the organizers. The warrants were issued at the initial offering price of $20 per share and vested evenly over a five-year period. The warrants will be exercisable for a period of ten years following issuance, but generally no later than three months after the holder ceases to serve as a director. As of December 31, 2013, there were 30,000 warrants outstanding and exercisable, all of which were exercised during 2014.

In connection with the Company’s entry into the Vero Beach, Florida market area, the Company completed the sale of 163,485 shares of common stock at $18.35 per share in a private placement on August 8, 2014. The sale of common stock raised $2,972,000, net of offering expenses of $28,000.

During April 2014, the Company reincorporated in the State of Delaware. As a result of this reincorporation, the par value of the Company’s stock was changed from $1.00 par value per share to $0.01 par value per share. Additionally, all outstanding non-voting common shares were converted to common voting shares, and any fractional shares (totaling 17.5 shares) were cashed out. Other than the cash out of fractional shares, the reincorporation had no impact on total shares outstanding or total equity of the Company.